SEGMENT AND GEOGRAPHICAL INFORMATION	6 Months Ended
Jun. 30, 2017
Segment Reporting [Abstract]
SEGMENT AND GEOGRAPHICAL INFORMATION
NOTE 8 – SEGMENT AND GEOGRAPHICAL INFORMATION

The Company operates in three reportable segments: (a) Corporate (b) Airport security and other aviation services and (c) Technology. The corporate segment does not generate revenue and contains primarily non-operational expenses.

The airport security and other aviation services segment provide security and other services to airlines and airport authorities, predominantly in Europe and the United States of America. The technology segment is predominantly involved in the development and sale of identity security software to customers, predominantly in Europe and the United States of America. All inter-segment transactions are eliminated in consolidation.

The chief operating decision maker reviews the operating results of these reportable segments. The performance of the reportable segments is based primarily on profit (loss) from operations. Amounts in the table below represent the figures of the continuing operations in the different reportable segments.

		Aviation
	Corporate	Services	Technology	Total
Six months ended June 30, 2017:
Revenue	$-	$133,227	$1,723	$134,950
Depreciation and amortization	22	466	17	505
Net profit (loss)	(4,474)	6,878	(1,250)	1,154
Total assets	$3,381	$63,593	$1,090	$68,064

Six months ended June 30, 2016:
Revenue	$-	$122,469	$1,463	$123,932
Depreciation and amortization	3	410	20	433
Net profit (loss)	(5,313)	3,124	(1,122)	(3,311)
Total assets	$523	$57,527	$727	$58,777

The following table sets forth, for the periods indicated, revenue generated by country:

	Six months ended June 30,
	2017	2016
Netherlands	$45,776	$42,522
Germany	58,197	53,326
United States of America	25,189	22,585
Other	5,788	5,499
Total	$134,950	$123,932

The following table sets forth, for the periods indicated, property and equipment, net of accumulated depreciation and amortization by country:

	June 30,
	2017	2016
Netherlands	$1,038	$751
Germany	359	415
United States of America	549	337
Other	491	276
Total	$2,437	$1,779